Cash Flow and Cash Equivalent Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash Flow and Cash Equivalents [Abstract]
Net (loss)/ profit for the year	$ (18,137,721)	$ 14,237,383	$ (413,003)
Adjustments:
Income tax	(4,294,652)	(4,571,920)	(410,455)
Amortization and depreciation	135,929	118,025	106,747
Impaired trading properties	32,048
Impaired goodwill	129,016
Loss on sale of associates and joint ventures	120,127
Net loss/ (gain) from fair value adjustment on investment properties	25,863,064	(9,493,115)	5,854,423
Gain from disposal of trading properties	(15,980)	(151,304)	(164,981)
Disposals by concession maturity	731	11,836
ILP Long term incentive program			34,885
Averaging of schedule rent escalation	(265,538)	(63,154)	(197,113)
Directors' fees	132,840	104,430	103,145
Financial results	564,975	6,068,190	1,250,255
Provisions and allowances	121,671	170,893	123,059
Share of profit of associates and joint ventures	404,381	(620,880)	(265,747)
Interest held before business combination			(25,811)
Foreign unrealized exchange loss/ (gain) on cash and fair value result of cash equivalents	40,141	(451,787)	(10,389)
Right to receive units due to non-compliance		(12,634)
Changes in operating assets and liabilities
Decrease/ (Increase) of Inventories	9,925	(4,493)	(10,677)
Decrease/ (Increase) in trade and other receivables	248,571	(384,611)	(367,179)
(Decrease)/ Increase in trade and other payables	(885,325)	820,812	834,540
(Decrease)/ Increase in payroll and social security liabilities	(69,300)	42,727	76,133
Uses of provisions and inflation adjustment	(52,632)	(79,173)	(17,930)
Decrease/ (Increase) in trading properties	4,970	176,766	(37,078)
Net cash generated from operating activities before income tax paid	$ 4,087,241	$ 5,917,991	$ 6,462,824